TAXES (Tables)	6 Months Ended
Jun. 30, 2026
TAXES
Schedule of components of the income taxes

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Current tax expense	$556,208	$706,180
Deferred tax expense/(benefit)	2,923	(145,433)
Income tax provision	$559,131	$560,747

Schedule of amount of income taxes paid net of refunds received disaggregated by jurisdiction

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
PRC	$632,467	$92,821
Hong Kong	—	—
United States	—	38,000
Cayman Islands	—	—
Total	$632,467	$130,821

Schedule of (loss) income before income taxes attributable to geographical locations

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Cayman Islands	$(4,915,703)	$(1,331)
United States	(257,605)	209,234
Hong Kong	273,663	1,351,534
PRC	(5,900,351)	(985,191)
	$(10,799,996)	$574,246

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2025	2026
	(Audited)	(Unaudited)
Deferred tax assets:
Allowance for expected credit losses	$646,378	$743,288
Net operating loss carryforward	1,023,575	770,361
Lease liabilities	7,135	4,460
Total deferred tax assets	$1,677,088	$1,518,109
Less: Valuation allowance	(914,799)	(587,762)
Deferred tax assets, net	$762,289	$930,347
Deferred tax liabilities:
Right-of-use assets	8,758	6,500
Total deferred tax liabilities	$8,758	$6,500

Schedule of movement of valuation allowance for deferred tax assets

	June 30, 2025	June 30, 2026
	(Unaudited)	(Unaudited)
Beginning balance	$(775,415)	$(914,799)
(Increase)/decrease in valuation allowance	(50,045)	355,184
Foreign exchange	932	(28,147)
Ending balance	$(824,528)	$(587,762)

Schedule of taxes payable

	As of
	December 31, 2025	June 30, 2026
VAT tax payable	$217,514	$27,653
Income tax payable	462,575	1,080,233
Other tax payables*	2,418,321	2,386,569
Total tax payables	$3,098,410	$3,494,455

*As of both December 31, 2025 and June 30, 2026, the Company recorded approximately $2.4 million excise tax payable in other tax payables associated with redemptions.